FAIR VALUE MEASUREMENT - Interest rate swap (Details) - Not designated as hedging instruments - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	$ 17,568	$ 9,669
Total derivatives liability	19,801	7,503
Derivative assets - current | Foreign exchange forward contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	14,025	9,282
Other non-current assets | Interest rate swaps
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives asset	3,543	387
Derivative liabilities - current | Foreign exchange forward contracts
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability	13,738	6,702
Other non-current liabilities | Interest rate swaps
Effect of fair value of derivative instruments on the consolidated balance sheets
Total derivatives liability	$ 6,063	$ 801